Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Frost Family of Funds
Entity Central Index Key	0001762332
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000210577
Shareholder Report [Line Items]
Fund Name	Frost Growth Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	FICEX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Frost Growth Equity Fund (the "Fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Growth Equity Fund, Institutional Class Shares	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For fiscal year 2026, the Frost Growth Equity Fund Institutional Class was up 7.15%. The Fund underperformed its benchmark, the Russell 1000 Growth Benchmark Index (USD), by 63 basis points, and its large growth peer group by 410 basis points. Relative to our actively managed large growth peer group, the Fund ranked in the third quartile over the period. Sector allocation was a push with slight negatives from no energy holdings and a small overweight in consumer discretionary. Otherwise, stock selection drove the shortfall, with three stocks in particular dragging performance. Spotify Technology and Netflix, which had been strong outperformers in the past were down 20.2% and 38.2%, respectively. In healthcare, Boston Scientific was an underperformer. The medtech company had one of the best new product launches ever, only to be followed by a fast and jarring competitive rebound to level the playing field. We had been trimming and finally exited the name before fiscal year end, but the stock was down 45% while we owned it. On the upside, stock selection was positive 154 bps in information technology driven by 1) an overweight system-of-record and cybersecurity names in software, 2) our semiconductor book, including investments in AMD, ASML, Monolithic Power (MPWR) and a lack of ownership in Micron (MU) and 3) our favorable Apple (AAPL) weighting pre and post the mid-year Russell rebalance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Frost Growth Equity Fund, Institutional Class Shares	Russell 1000 Index (USD) (TR)Footnote Reference*	Russell 1000 Growth Benchmark Index (USD) (TR)Footnote Reference*
Jul/16	$1,000,000	$1,000,000	$1,000,000
Jul/17	$1,205,374	$1,159,501	$1,180,516
Jul/18	$1,507,334	$1,347,213	$1,450,181
Jul/19	$1,663,264	$1,454,996	$1,607,140
Jul/20	$2,127,491	$1,630,098	$2,086,661
Jul/21	$2,804,669	$2,248,979	$2,852,002
Jul/22	$2,384,674	$2,094,477	$2,511,843
Jul/23	$2,750,554	$2,365,674	$2,946,621
Jul/24	$3,517,042	$2,874,341	$3,740,298
Jul/25	$4,251,861	$3,349,720	$4,632,488
Jul/26	$4,556,074	$3,984,099	$4,992,901

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Frost Growth Equity Fund, Institutional Class Shares	7.15%	10.19%	16.37%
Russell 1000 Index (USD) (TR)Footnote Reference*	18.94%	12.12%	14.82%
Russell 1000 Growth Benchmark Index (USD) (TR)Footnote Reference*	7.78%	11.85%	17.45%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 213,075,256
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,133,991
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$213,075,256	63	$1,133,991	20%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	0.3%
Real Estate	0.3%
Exchange-Traded Fund	0.5%
Consumer Staples	2.1%
Financials	6.6%
Industrials	6.7%
Health Care	7.5%
Consumer Discretionary	10.3%
Communication Services	15.0%
Information Technology	50.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	13.5%
Apple	8.4%
Microsoft	7.1%
Broadcom	5.7%
Alphabet, Cl C	5.0%
Amazon.com	4.5%
Alphabet, Cl A	4.0%
Meta Platforms, Cl A	3.6%
Eli Lilly	3.6%
Visa, Cl A	2.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210578
Shareholder Report [Line Items]
Fund Name	Frost Growth Equity Fund
Class Name	Investor Class Shares
Trading Symbol	FACEX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Frost Growth Equity Fund (the "Fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Growth Equity Fund, Investor Class Shares	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For fiscal year 2026, the Frost Growth Equity Fund Investor Class was up 6.85%. The Fund underperformed its benchmark, the Russell 1000 Growth Benchmark Index (USD), by 93 basis points, and its large growth peer group by 430 basis points. Relative to our actively managed large growth peer group, the Fund ranked in the third quartile over the period. Sector allocation was a push with slight negatives from no energy holdings and a small overweight in consumer discretionary. Otherwise, stock selection drove the shortfall, with three stocks in particular dragging performance. Spotify Technology and Netflix, which had been strong outperformers in the past were down 20.2% and 38.2%, respectively. In healthcare, Boston Scientific was an underperformer. The medtech company had one of the best new product launches ever, only to be followed by a fast and jarring competitive rebound to level the playing field. We had been trimming and finally exited the name before fiscal year end, but the stock was down 45% while we owned it. On the upside, stock selection in information technology was driven by 1) an overweight system-of-record and cybersecurity names in software, 2) our semiconductor book, including investments in AMD, ASML, Monolithic Power (MPWR) and a lack of ownership in Micron (MU) and 3) our favorable Apple (AAPL) weighting pre and post the mid-year Russell rebalance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Frost Growth Equity Fund, Investor Class Shares	Russell 1000 Index (USD) (TR)Footnote Reference*	Russell 1000 Growth Benchmark Index (USD) (TR)Footnote Reference*
Jul/16	$10,000	$10,000	$10,000
Jul/17	$12,033	$11,595	$11,805
Jul/18	$15,007	$13,472	$14,502
Jul/19	$16,515	$14,550	$16,071
Jul/20	$21,075	$16,301	$20,867
Jul/21	$27,718	$22,490	$28,520
Jul/22	$23,494	$20,945	$25,118
Jul/23	$27,044	$23,657	$29,466
Jul/24	$34,496	$28,743	$37,403
Jul/25	$41,589	$33,497	$46,325
Jul/26	$44,438	$39,841	$49,929

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Frost Growth Equity Fund, Investor Class Shares	6.85%	9.90%	16.08%
Russell 1000 Index (USD) (TR)Footnote Reference*	18.94%	12.12%	14.82%
Russell 1000 Growth Benchmark Index (USD) (TR)Footnote Reference*	7.78%	11.85%	17.45%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 213,075,256
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,133,991
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$213,075,256	63	$1,133,991	20%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	0.3%
Real Estate	0.3%
Exchange-Traded Fund	0.5%
Consumer Staples	2.1%
Financials	6.6%
Industrials	6.7%
Health Care	7.5%
Consumer Discretionary	10.3%
Communication Services	15.0%
Information Technology	50.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	13.5%
Apple	8.4%
Microsoft	7.1%
Broadcom	5.7%
Alphabet, Cl C	5.0%
Amazon.com	4.5%
Alphabet, Cl A	4.0%
Meta Platforms, Cl A	3.6%
Eli Lilly	3.6%
Visa, Cl A	2.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210586
Shareholder Report [Line Items]
Fund Name	Frost Total Return Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	FIJEX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Frost Total Return Bond Fund (the "Fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Total Return Bond Fund, Institutional Class Shares	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Bloomberg U.S. Aggregate Bond Index (AGG) returned 2.71% as of July 31, 2026. The Frost Total Return Bond Fund (Institutional Class Shares)

returned 3.04% for the same period after fees. The Fund outperformed its benchmark primarily from three sources during fiscal year 2026 – interest rate risk positioning, sector allocation positioning, and individual security selection. The Fund maintained its effective duration in a reasonably narrow range of 5.0 to 5.50. The Fund obtained approximately twenty percent of its outperformance from sector allocation positions. The Fund on average was overweight the securitized sectors and underweight the U.S. Treasury sector. The securitized sectors each outperformed, and the Treasury sector underperformed within the AGG index.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Frost Total Return Bond Fund, Institutional Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Jul/16	$1,000,000	$1,000,000
Jul/17	$1,036,271	$994,852
Jul/18	$1,052,898	$986,893
Jul/19	$1,107,525	$1,066,641
Jul/20	$1,114,142	$1,174,599
Jul/21	$1,190,469	$1,166,356
Jul/22	$1,151,142	$1,060,027
Jul/23	$1,174,713	$1,024,326
Jul/24	$1,307,907	$1,076,577
Jul/25	$1,350,306	$1,112,984
Jul/26	$1,391,304	$1,143,141

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Frost Total Return Bond Fund, Institutional Class Shares	3.04%	3.17%	3.36%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,156,586,387
Holdings Count | Holding	329
Advisory Fees Paid, Amount	$ 14,049,069
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,156,586,387	329	$14,049,069	40%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Mortgage-Backed Securities	46.0%
U.S. Treasury Obligations	20.8%
Corporate Obligations:
Financials	6.4%
Industrials	2.8%
Energy	2.5%
Information Technology	1.8%
Consumer Discretionary	1.3%
Communication Services	1.2%
Utilities	0.5%
Materials	0.3%
Health Care	0.1%
Consumer Staples	0.1%
Asset-Backed Securities	5.0%
Collateralized Loan Obligations	2.0%
U.S. Government Agency Obligations	1.7%
Municipal Bonds	1.4%
Common Stock	1.4%
Sovereign Debt	1.3%
Commercial Paper	1.2%
Repurchase Agreement	0.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.625%	11/15/44	5.6%
U.S. Treasury Bonds	4.125%	08/15/44	2.4%
U.S. Treasury Notes	4.375%	01/31/32	2.4%
U.S. Treasury Notes	4.250%	05/15/35	2.3%
U.S. Treasury Bonds	4.750%	11/15/43	2.3%
GNMA, Ser 212, Cl AE	4.500%	01/16/68	2.3%
GNMA, Ser 182, Cl AC	4.750%	12/16/66	2.2%
GNMA	5.000%	10/20/54	2.0%
U.S. Treasury Bonds	4.875%	08/15/45	1.7%
FHLMC, Ser 2024-5417, Cl JA	5.500%	08/25/44	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents and Repurchase Agreements are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210587
Shareholder Report [Line Items]
Fund Name	Frost Total Return Bond Fund
Class Name	Investor Class Shares
Trading Symbol	FATRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Frost Total Return Bond Fund (the "Fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Total Return Bond Fund, Investor Class Shares	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Bloomberg U.S. Aggregate Bond Index (AGG) returned 2.71% as of July 31, 2026. The Frost Total Return Bond Fund (Investor Class Shares) returned 2.67% for the same period after fees. The Fund maintained its effective duration in a reasonably narrow range of 5.0 to 5.50. The Fund obtained approximately twenty percent outperformance from sector allocation positions. The Fund on average was overweight the securitized sectors and underweight the U.S. Treasury sector. The securitized sectors each outperformed, and the Treasury sector underperformed within the AGG index.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Frost Total Return Bond Fund, Investor Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Jul/16	$10,000	$10,000
Jul/17	$10,337	$9,949
Jul/18	$10,477	$9,869
Jul/19	$10,984	$10,666
Jul/20	$11,032	$11,746
Jul/21	$11,759	$11,664
Jul/22	$11,342	$10,600
Jul/23	$11,545	$10,243
Jul/24	$12,809	$10,766
Jul/25	$13,205	$11,130
Jul/26	$13,558	$11,431

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Frost Total Return Bond Fund, Investor Class Shares	2.67%	2.89%	3.09%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,156,586,387
Holdings Count | Holding	329
Advisory Fees Paid, Amount	$ 14,049,069
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,156,586,387	329	$14,049,069	40%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Mortgage-Backed Securities	46.0%
U.S. Treasury Obligations	20.8%
Corporate Obligations:
Financials	6.4%
Industrials	2.8%
Energy	2.5%
Information Technology	1.8%
Consumer Discretionary	1.3%
Communication Services	1.2%
Utilities	0.5%
Materials	0.3%
Health Care	0.1%
Consumer Staples	0.1%
Asset-Backed Securities	5.0%
Collateralized Loan Obligations	2.0%
U.S. Government Agency Obligations	1.7%
Municipal Bonds	1.4%
Common Stock	1.4%
Sovereign Debt	1.3%
Commercial Paper	1.2%
Repurchase Agreement	0.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.625%	11/15/44	5.6%
U.S. Treasury Bonds	4.125%	08/15/44	2.4%
U.S. Treasury Notes	4.375%	01/31/32	2.4%
U.S. Treasury Notes	4.250%	05/15/35	2.3%
U.S. Treasury Bonds	4.750%	11/15/43	2.3%
GNMA, Ser 212, Cl AE	4.500%	01/16/68	2.3%
GNMA, Ser 182, Cl AC	4.750%	12/16/66	2.2%
GNMA	5.000%	10/20/54	2.0%
U.S. Treasury Bonds	4.875%	08/15/45	1.7%
FHLMC, Ser 2024-5417, Cl JA	5.500%	08/25/44	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents and Repurchase Agreements are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210585
Shareholder Report [Line Items]
Fund Name	Frost Total Return Bond Fund
Class Name	A Class Shares
Trading Symbol	FAJEX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about A Class Shares of the Frost Total Return Bond Fund (the "Fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Total Return Bond Fund, A Class Shares	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Bloomberg U.S. Aggregate Bond Index (AGG) returned 2.71% as of July 31, 2026. The Frost Total Return Bond Fund (A Class Shares) returned 2.57% for the same period after fees.  The Fund maintained its effective duration in a reasonably narrow range of 5.0 to 5.50.  The Fund obtained approximately twenty percent of its outperformance from sector allocation positions.  The Fund on average was overweight the securitized sectors and underweight the U.S. Treasury sector. The securitized sectors each outperformed, and the Treasury sector underperformed within the AGG index.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	A Class Shares, With LoadFootnote Reference*	A Class Shares, Without Load	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†
Jul/16	$9,750	$10,000	$10,000
Jul/17	$10,062	$10,320	$9,949
Jul/18	$10,189	$10,450	$9,869
Jul/19	$10,666	$10,940	$10,666
Jul/20	$10,703	$10,977	$11,746
Jul/21	$11,420	$11,713	$11,664
Jul/22	$11,005	$11,288	$10,600
Jul/23	$11,192	$11,479	$10,243
Jul/24	$12,418	$12,736	$10,766
Jul/25	$12,778	$13,106	$11,130
Jul/26	$13,107	$13,443	$11,431

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Frost Total Return Bond Fund
A Class Shares, With LoadFootnote Reference*	-0.01%	2.27%	2.74%
A Class Shares, Without Load	2.57%	2.79%	3.00%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,156,586,387
Holdings Count | Holding	329
Advisory Fees Paid, Amount	$ 14,049,069
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,156,586,387	329	$14,049,069	40%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Mortgage-Backed Securities	46.0%
U.S. Treasury Obligations	20.8%
Corporate Obligations:
Financials	6.4%
Industrials	2.8%
Energy	2.5%
Information Technology	1.8%
Consumer Discretionary	1.3%
Communication Services	1.2%
Utilities	0.5%
Materials	0.3%
Health Care	0.1%
Consumer Staples	0.1%
Asset-Backed Securities	5.0%
Collateralized Loan Obligations	2.0%
U.S. Government Agency Obligations	1.7%
Municipal Bonds	1.4%
Common Stock	1.4%
Sovereign Debt	1.3%
Commercial Paper	1.2%
Repurchase Agreement	0.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.625%	11/15/44	5.6%
U.S. Treasury Bonds	4.125%	08/15/44	2.4%
U.S. Treasury Notes	4.375%	01/31/32	2.4%
U.S. Treasury Notes	4.250%	05/15/35	2.3%
U.S. Treasury Bonds	4.750%	11/15/43	2.3%
GNMA, Ser 212, Cl AE	4.500%	01/16/68	2.3%
GNMA, Ser 182, Cl AC	4.750%	12/16/66	2.2%
GNMA	5.000%	10/20/54	2.0%
U.S. Treasury Bonds	4.875%	08/15/45	1.7%
FHLMC, Ser 2024-5417, Cl JA	5.500%	08/25/44	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents and Repurchase Agreements are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210574
Shareholder Report [Line Items]
Fund Name	Frost Credit Fund
Class Name	Institutional Class Shares
Trading Symbol	FCFIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Frost Credit Fund (the "Fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Credit Fund, Institutional Class Shares	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund’s hybrid benchmark (50% Bloomberg U.S. Credit Index/50% Bloomberg U.S. Corporate High Yield Index) returned 3.90% as of July 31, 2026. The Frost Credit Fund (the Institutional Class Shares) returned 3.34% after fees over the same period. The Fund’s effective duration during fiscal year 2026 was maintained in a relatively wide range for the strategy of 2.10% to 2.75%. The Fund’s position was 2.10 at the end of fiscal year 2026. The Fund saw no meaningful performance difference relative to its benchmark due to interest rate and duration profile. The Fund saw positive outperformance from sector allocations. The Fund was overweight the Asset-backed security (ABS) sector and underweight the U.S. Treasury sector. The ABS sector outperformed both the benchmark and U.S. Treasury’s were the worst performing sector over the same period. Broadly the Fund did not see any meaningful performance outperformance or underperformance due to either its sector or credit risk allocations.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Frost Credit Fund, Institutional Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield
Jul/16	$1,000,000	$1,000,000	$1,000,000
Jul/17	$1,090,794	$994,852	$1,060,096
Jul/18	$1,133,982	$986,893	$1,070,351
Jul/19	$1,189,294	$1,066,641	$1,161,881
Jul/20	$1,210,543	$1,174,599	$1,254,994
Jul/21	$1,345,113	$1,166,356	$1,328,293
Jul/22	$1,263,703	$1,060,027	$1,194,589
Jul/23	$1,330,791	$1,024,326	$1,213,173
Jul/24	$1,481,158	$1,076,577	$1,319,808
Jul/25	$1,564,059	$1,112,984	$1,406,207
Jul/26	$1,616,225	$1,143,141	$1,461,014

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Frost Credit Fund, Institutional Class Shares	3.34%	3.74%	4.92%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.71%	-0.40%	1.35%
50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield	3.90%	1.92%	3.86%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 481,247,381
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 2,530,996
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$481,247,381	177	$2,530,996	33%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Corporate Obligations:
Energy	11.7%
Communication Services	7.5%
Industrials	7.5%
Information Technology	6.7%
Financials	5.9%
Consumer Discretionary	4.5%
Utilities	4.0%
Consumer Staples	1.9%
Health Care	1.3%
Materials	1.1%
Real Estate	1.1%
Asset-Backed Securities	17.5%
Collateralized Loan Obligations	17.3%
Mortgage-Backed Securities	7.8%
Municipal Bond	1.1%
Preferred Stock	0.9%
Commercial Paper	0.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Sycamore Tree CLO, Ser 2025-6A, Cl A1, TSFR3M + 1.200%	4.929%	04/20/38	2.1%
CIFC Funding, Ser 2025-4A, Cl C, TSFR3M + 1.850%	5.625%	10/24/38	2.1%
Wise CLO, Ser 2025-3A, Cl B1, TSFR3M + 1.750%	5.503%	07/15/38	1.6%
AMMC CLO XXVI, Ser 2025-26A, Cl B1R, TSFR3M + 1.900%	5.653%	04/15/36	1.6%
Phoenix Aviation Capital	9.250%	07/15/30	1.5%
Kyndryl Holdings	4.100%	10/15/41	1.5%
AerCap Ireland Capital DAC, H15T5Y + 2.441%	6.500%	01/31/56	1.5%
Boeing	5.930%	05/01/60	1.4%
Amazon.com	6.050%	03/13/76	1.3%
Topaz Solar Farms	5.750%	09/30/39	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210575
Shareholder Report [Line Items]
Fund Name	Frost Credit Fund
Class Name	Investor Class Shares
Trading Symbol	FCFAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Frost Credit Fund (the "Fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Credit Fund, Investor Class Shares	$91	0.90%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund’s hybrid benchmark (50% Bloomberg U.S. Credit Index/50% Bloomberg U.S. Corporate High Yield Index) returned 3.90% as of July 31, 2026. The Frost Credit Fund (the Investor Class Shares) returned 3.08% after fees over the same period. The Fund’s effective duration during fiscal 2026 was maintained in a relatively wide range for the strategy of 2.10% to 2.75%. The Fund’s position was 2.10 at the end of fiscal year 2026. The Fund saw no meaningful performance difference relative to its benchmark due to interest rate and duration profile. The Fund saw positive outperformance from sector allocations. The Fund was overweight the Asset-backed security (ABS) sector and underweight the U.S. Treasury sector. The ABS sector outperformed both the benchmark and U.S. Treasury’s were the worst performing sector over the same period. Broadly the Fund did not see any meaningful performance outperformance or underperformance due to either its sector or credit risk allocations.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Frost Credit Fund, Investor Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield
Jul/16	$10,000	$10,000	$10,000
Jul/17	$10,882	$9,949	$10,601
Jul/18	$11,285	$9,869	$10,704
Jul/19	$11,807	$10,666	$11,619
Jul/20	$11,988	$11,746	$12,550
Jul/21	$13,275	$11,664	$13,283
Jul/22	$12,453	$10,600	$11,946
Jul/23	$13,069	$10,243	$12,132
Jul/24	$14,513	$10,766	$13,198
Jul/25	$15,290	$11,130	$14,062
Jul/26	$15,762	$11,431	$14,610

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Frost Credit Fund, Investor Class Shares	3.08%	3.49%	4.66%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.71%	-0.40%	1.35%
50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield	3.90%	1.92%	3.86%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 481,247,381
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 2,530,996
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$481,247,381	177	$2,530,996	33%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Corporate Obligations:
Energy	11.7%
Communication Services	7.5%
Industrials	7.5%
Information Technology	6.7%
Financials	5.9%
Consumer Discretionary	4.5%
Utilities	4.0%
Consumer Staples	1.9%
Health Care	1.3%
Materials	1.1%
Real Estate	1.1%
Asset-Backed Securities	17.5%
Collateralized Loan Obligations	17.3%
Mortgage-Backed Securities	7.8%
Municipal Bond	1.1%
Preferred Stock	0.9%
Commercial Paper	0.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Sycamore Tree CLO, Ser 2025-6A, Cl A1, TSFR3M + 1.200%	4.929%	04/20/38	2.1%
CIFC Funding, Ser 2025-4A, Cl C, TSFR3M + 1.850%	5.625%	10/24/38	2.1%
Wise CLO, Ser 2025-3A, Cl B1, TSFR3M + 1.750%	5.503%	07/15/38	1.6%
AMMC CLO XXVI, Ser 2025-26A, Cl B1R, TSFR3M + 1.900%	5.653%	04/15/36	1.6%
Phoenix Aviation Capital	9.250%	07/15/30	1.5%
Kyndryl Holdings	4.100%	10/15/41	1.5%
AerCap Ireland Capital DAC, H15T5Y + 2.441%	6.500%	01/31/56	1.5%
Boeing	5.930%	05/01/60	1.4%
Amazon.com	6.050%	03/13/76	1.3%
Topaz Solar Farms	5.750%	09/30/39	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210576
Shareholder Report [Line Items]
Fund Name	Frost Credit Fund
Class Name	A Class Shares
Trading Symbol	FCFBX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about A Class Shares of the Frost Credit Fund (the "Fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Credit Fund, A Class Shares	$92	0.91%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund’s hybrid benchmark (50% Bloomberg U.S. Credit Index/50% Bloomberg U.S. Corporate High Yield Index) returned 3.90% as of July 31, 2026. The Frost Credit Fund (the A Class Shares) returned 3.08% after fees over the same period. The Fund’s effective duration during fiscal 2026 was maintained in a relatively wide range for the strategy of 2.10% to 2.75%. The Fund’s position was 2.10 at the end of fiscal year 2026. The Fund saw no meaningful performance difference relative to its benchmark due to interest rate and duration profile. The Fund saw positive outperformance from sector allocations. The Fund was overweight the Asset-backed security (ABS) sector and underweight the U.S. Treasury sector. The ABS sector outperformed both the benchmark and U.S. Treasury’s were the worst performing sector over the same period. Broadly the Fund did not see any meaningful performance outperformance or underperformance due to either its sector or credit risk allocations.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	A Class Shares, With LoadFootnote Reference*	A Class Shares, Without Load	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield
Jul/16	$9,750	$10,000	$10,000	$10,000
Jul/17	$10,596	$10,867	$9,949	$10,601
Jul/18	$10,963	$11,244	$9,869	$10,704
Jul/19	$11,467	$11,761	$10,666	$11,619
Jul/20	$11,632	$11,930	$11,746	$12,550
Jul/21	$12,896	$13,227	$11,664	$13,283
Jul/22	$12,084	$12,394	$10,600	$11,946
Jul/23	$12,695	$13,021	$10,243	$12,132
Jul/24	$14,084	$14,445	$10,766	$13,198
Jul/25	$14,837	$15,218	$11,130	$14,062
Jul/26	$15,294	$15,686	$11,431	$14,610

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Frost Credit Fund
A Class Shares, With LoadFootnote Reference*	0.50%	2.95%	4.34%
A Class Shares, Without Load	3.08%	3.47%	4.61%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	2.71%	-0.40%	1.35%
50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield	3.90%	1.92%	3.86%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 481,247,381
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 2,530,996
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$481,247,381	177	$2,530,996	33%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Corporate Obligations:
Energy	11.7%
Communication Services	7.5%
Industrials	7.5%
Information Technology	6.7%
Financials	5.9%
Consumer Discretionary	4.5%
Utilities	4.0%
Consumer Staples	1.9%
Health Care	1.3%
Materials	1.1%
Real Estate	1.1%
Asset-Backed Securities	17.5%
Collateralized Loan Obligations	17.3%
Mortgage-Backed Securities	7.8%
Municipal Bond	1.1%
Preferred Stock	0.9%
Commercial Paper	0.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Sycamore Tree CLO, Ser 2025-6A, Cl A1, TSFR3M + 1.200%	4.929%	04/20/38	2.1%
CIFC Funding, Ser 2025-4A, Cl C, TSFR3M + 1.850%	5.625%	10/24/38	2.1%
Wise CLO, Ser 2025-3A, Cl B1, TSFR3M + 1.750%	5.503%	07/15/38	1.6%
AMMC CLO XXVI, Ser 2025-26A, Cl B1R, TSFR3M + 1.900%	5.653%	04/15/36	1.6%
Phoenix Aviation Capital	9.250%	07/15/30	1.5%
Kyndryl Holdings	4.100%	10/15/41	1.5%
AerCap Ireland Capital DAC, H15T5Y + 2.441%	6.500%	01/31/56	1.5%
Boeing	5.930%	05/01/60	1.4%
Amazon.com	6.050%	03/13/76	1.3%
Topaz Solar Farms	5.750%	09/30/39	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210579
Shareholder Report [Line Items]
Fund Name	Frost Low Duration Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	FILDX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Frost Low Duration Bond Fund (the "Fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Low Duration Bond Fund, Institutional Class Shares	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Bloomberg U.S. Government Credit One-to-Five-Year Bond Index returned 3.02% as of July 31, 2026.  The Frost Low Duration Bond Fund (Institutional Class Shares) returned 3.11% after fees over the same period. The Fund maintained an underweight to interest rate risk throughout fiscal year 2026, even though it did increase this position as yields increased throughout the period in the U.S.  The Fund lost approximately 25 basis points during the period as it was underweight high-yield and other lower credit quality sectors, overweight investment grade sectors and broadly high yield meaningfully outperformed investment grade. The Fund obtained slight outperformance due to sector allocations; primarily in the securitized space.  The Fund had small outperformance from individual security selection primarily in the Corporate sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Frost Low Duration Bond Fund, Institutional Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg 1-5 Year U.S. Government/Credit Index (USD)
Jul/16	$1,000,000	$1,000,000	$1,000,000
Jul/17	$1,014,813	$994,852	$1,003,779
Jul/18	$1,022,900	$986,893	$998,346
Jul/19	$1,058,913	$1,066,641	$1,050,486
Jul/20	$1,099,809	$1,174,599	$1,112,530
Jul/21	$1,119,791	$1,166,356	$1,117,265
Jul/22	$1,069,471	$1,060,027	$1,065,380
Jul/23	$1,080,662	$1,024,326	$1,061,331
Jul/24	$1,155,627	$1,076,577	$1,123,192
Jul/25	$1,212,286	$1,112,984	$1,176,386
Jul/26	$1,249,938	$1,143,141	$1,211,870

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Frost Low Duration Bond Fund, Institutional Class Shares	3.11%	2.22%	2.26%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.71%	-0.40%	1.35%
Bloomberg 1-5 Year U.S. Government/Credit Index (USD)	3.02%	1.64%	1.94%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 227,114,250
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 720,059
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$227,114,250	59	$720,059	44%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
U.S. Treasury Obligations	32.7%
Corporate Obligations:
Financials	10.5%
Communication Services	7.0%
Energy	4.8%
Information Technology	4.3%
Industrials	3.6%
Real Estate	0.9%
Asset-Backed Securities	15.2%
U.S. Government Agency Obligations	7.4%
Repurchase Agreement	4.4%
Municipal Bond	3.6%
Commercial Paper	3.2%
Mortgage-Backed Securities	1.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.000%	02/28/30	19.6%
U.S. Treasury Notes	4.000%	01/31/29	13.1%
Oracle, SOFRINDX + 1.110%	4.737%	02/04/29	4.4%
Texas State, Transportation Commission State Highway Fund, Ser B-BUILD	5.178%	04/01/30	3.6%
WF Card Issuance Trust, Ser 2026-A1, Cl A	4.080%	04/15/31	3.5%
WMG Acquisition	3.750%	12/01/29	2.7%
Hercules Capital	6.300%	07/24/31	2.6%
Western Midstream Operating	7.250%	04/01/30	2.6%
News	3.875%	05/15/29	2.5%
MasTec	6.625%	08/15/29	2.3%
Footnote	Description
Footnote(A)	Cash Equivalents and Repurchase Agreements are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210580
Shareholder Report [Line Items]
Fund Name	Frost Low Duration Bond Fund
Class Name	Investor Class Shares
Trading Symbol	FADLX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Frost Low Duration Bond Fund (the "Fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Low Duration Bond Fund, Investor Class Shares	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Bloomberg U.S. Government Credit One-to-Five-Year Bond Index returned 3.02% as of July 31, 2026. The Frost Low Duration Bond Fund (Investor Class Shares) returned 2.84% after fees over the same period. The Fund maintained an underweight to interest rate risk throughout fiscal year 2026, even though it did increase this position as yields increased throughout the period in the U.S.  The Fund lost approximately 25 basis points during the period as it was underweight high-yield and other lower credit quality sectors, overweight investment grade sectors and broadly high yield meaningfully outperformed investment grade.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Frost Low Duration Bond Fund, Investor Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg 1-5 Year U.S. Government/Credit Index (USD)
Jul/16	$10,000	$10,000	$10,000
Jul/17	$10,124	$9,949	$10,038
Jul/18	$10,179	$9,869	$9,983
Jul/19	$10,511	$10,666	$10,505
Jul/20	$10,900	$11,746	$11,125
Jul/21	$11,070	$11,664	$11,173
Jul/22	$10,536	$10,600	$10,654
Jul/23	$10,631	$10,243	$10,613
Jul/24	$11,336	$10,766	$11,232
Jul/25	$11,862	$11,130	$11,764
Jul/26	$12,199	$11,431	$12,119

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Frost Low Duration Bond Fund, Investor Class Shares	2.84%	1.96%	2.01%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.71%	-0.40%	1.35%
Bloomberg 1-5 Year U.S. Government/Credit Index (USD)	3.02%	1.64%	1.94%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 227,114,250
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 720,059
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$227,114,250	59	$720,059	44%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
U.S. Treasury Obligations	32.7%
Corporate Obligations:
Financials	10.5%
Communication Services	7.0%
Energy	4.8%
Information Technology	4.3%
Industrials	3.6%
Real Estate	0.9%
Asset-Backed Securities	15.2%
U.S. Government Agency Obligations	7.4%
Repurchase Agreement	4.4%
Municipal Bond	3.6%
Commercial Paper	3.2%
Mortgage-Backed Securities	1.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.000%	02/28/30	19.6%
U.S. Treasury Notes	4.000%	01/31/29	13.1%
Oracle, SOFRINDX + 1.110%	4.737%	02/04/29	4.4%
Texas State, Transportation Commission State Highway Fund, Ser B-BUILD	5.178%	04/01/30	3.6%
WF Card Issuance Trust, Ser 2026-A1, Cl A	4.080%	04/15/31	3.5%
WMG Acquisition	3.750%	12/01/29	2.7%
Hercules Capital	6.300%	07/24/31	2.6%
Western Midstream Operating	7.250%	04/01/30	2.6%
News	3.875%	05/15/29	2.5%
MasTec	6.625%	08/15/29	2.3%
Footnote	Description
Footnote(A)	Cash Equivalents and Repurchase Agreements are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/